Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett

Special Situations Income Fund

For the period ended September 30, 2024

Schedule of Investments (unaudited)

LORD ABBETT SPECIAL SITUATIONS INCOME FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 94.36%

CORPORATE BONDS 37.55%

Airlines 2.95%
Azul Investments LLP	5.875%	10/26/2024	$700,000	$500,150
Azul Secured Finance LLP†	11.93%	8/28/2028	2,250,000	2,183,692
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	1,323,000	1,394,826
Total				4,078,668

Building Materials 0.24%
ACProducts Holdings, Inc.†	6.375%	5/15/2029	545,000	338,643

Coal 3.57%
Coronado Finance Pty. Ltd. (Australia)†(a)(b)	9.25%	10/1/2029	4,800,000	4,939,032

Commercial Services 1.40%
Sotheby’s†	7.375%	10/15/2027	2,000,000	1,934,890

Diversified Financial Services 1.37%
Aretec Group, Inc.†(c)	7.50%	4/1/2029	2,000,000	1,901,212

Electronics 1.11%
EquipmentShare.com, Inc.†	8.00%	3/15/2033	1,500,000	1,536,757

Iron-Steel 0.96%
Samarco Mineracao SA (Brazil)(a)	9.00%	6/30/2031	1,411,433	1,323,283

Lodging 2.63%
Full House Resorts, Inc.†	8.25%	2/15/2028	3,631,000	3,639,025

Metal Fabricate-Hardware 2.68%
Park-Ohio Industries, Inc.	6.625%	4/15/2027	3,775,000	3,707,033

Mining 1.07%
JW Aluminum Continuous Cast Co.†	10.25%	6/1/2026	1,475,000	1,477,013

Oil & Gas 8.42%
Aethon United BR LP/Aethon United Finance Corp.†(b)	7.50%	10/1/2029	350,000	354,886
Nabors Industries Ltd.†	7.50%	1/15/2028	4,025,000	3,777,353
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(a)	9.625%	4/15/2029	4,100,000	3,785,122
Transocean, Inc.	7.50%	4/15/2031	4,050,000	3,738,569
Total				11,655,930

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SPECIAL SITUATIONS INCOME FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Retail 9.50%
CEC Entertainment LLC†	6.75%		5/1/2026	$2,250,000	$2,233,340
Foundation Building Materials, Inc.†	6.00%		3/1/2029	2,700,000	2,380,215
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028	1,925,000	1,196,074
LBM Acquisition LLC†	6.25%		1/15/2029	3,650,000	3,454,768
Park River Holdings, Inc.†	5.625%		2/1/2029	4,500,000	3,879,842
Total					13,144,239

Telecommunications 1.65%
Lumen Technologies, Inc.†	4.50%		1/15/2029	2,649,000	1,816,526
Lumen Technologies, Inc.	7.60%		9/15/2039	350,000	239,415
Lumen Technologies, Inc.	7.65%		3/15/2042	350,000	232,741
Total					2,288,682
Total Corporate Bonds (cost $51,312,577)					51,964,407

FLOATING RATE LOANS(d) 56.81%

Aerospace/Defense 0.28%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(a)	0.50%		3/6/2025	377,605	387,989

Building Materials 2.58%
Cornerstone Building Brands, Inc. 2022 Term Loan	10.722% (1 mo. USD Term SOFR + 5.63%)		8/1/2028	3,537,611	3,567,309

Chemicals 2.13%
Plaskolite LLC 2021 Term Loan	–	(e)	12/15/2025	2,992,248	2,946,123

Commercial Services 1.46%
Brock Holdings III, Inc. 2024 Term Loan B	10.668% (3 mo. USD Term SOFR + 6.00%)		5/2/2030	2,000,000	2,020,830

Diversified Financial Services 1.53%
Advisor Group, Inc. 2024 Term Loan	8.845% (1 mo. USD Term SOFR + 4.00%)		8/17/2028	2,144,056	2,123,613

Entertainment 2.99%
AMC Entertainment Holdings, Inc. 2024 Term Loan	–	(e)	1/4/2029	1,995,000	1,993,753
ECL Entertainment LLC 2024 Term Loan B	8.845% (1 mo. USD Term SOFR + 4.00%)		8/31/2030	2,131,339	2,142,998
Total					4,136,751

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SPECIAL SITUATIONS INCOME FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Environmental Control 2.55%
Heritage-Crystal Clean, Inc. Term Loan B	9.465% (1 mo. USD Term SOFR + 4.50%)		10/17/2030	$3,513,631	$3,531,199

Insurance 1.08%
OneDigital Borrower LLC 2024 2nd Lien Term Loan	10.095% (1 mo. USD Term SOFR + 5.25%)		7/2/2031	1,500,000	1,488,750

Investment Management Companies 0.30%
Asp Unifrax Holdings, Inc. 2024 Delayed Draw Term Loan(f)	–	(e)	9/28/2029	411,765	411,765

Lodging 0.99%
Spectacle Gary Holdings LLC 2021 Term Loan B	9.195% (1 mo. USD Term SOFR + 4.25%)		12/11/2028	1,371,850	1,366,136

Machinery: Diversified 7.74%
Arcline FM Holdings LLC 2024 Term Loan	9.567% (6 mo. USD Term SOFR + 4.50%)		6/23/2028	3,590,308	3,601,851
CPM Holdings, Inc. 2023 Term Loan	9.701% (1 mo. USD Term SOFR + 4.50%)		9/28/2028	1,090,016	1,037,461
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Incremental Term Loan	11.365% (3 mo. USD Term SOFR + 6.50%)		5/21/2029	2,880,000	2,887,200
LSF12 Badger Bidco LLC Term Loan B	10.845% (1 mo. USD Term SOFR + 6.00%)		8/30/2030	3,316,935	3,192,550
Total					10,719,062

Metal Fabricate/Hardware 6.09%
Doncasters Finance U.S. LLC 2024 Delayed Draw Term Loan (Jersey)(a)(f)	1.50% (3 mo. USD Term SOFR + 1.50%)		4/23/2030	454,546	452,273
Doncasters Finance U.S. LLC 2024 Term Loan (Jersey)(a)	11.104% (3 mo. USD Term SOFR + 6.50%)		4/23/2030	4,522,727	4,511,420
Tank Holding Corp. 2022 Term Loan	10.245% - 10.50% (3 mo. USD Term SOFR + 5.75%) (6 mo. USD Term SOFR + 5.75%)		3/31/2028	2,729,049	2,690,501

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT SPECIAL SITUATIONS INCOME FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Metal Fabricate/Hardware (continued)
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan(f)	10.945% (1 mo. USD Term SOFR + 6.00%)		3/31/2028	$238,988	$236,100
Tank Holding Corp. 2023 Incremental Term Loan	10.945% (1 mo. USD Term SOFR + 6.00%)		3/31/2028	551,600	544,934
Total					8,435,228

Oil & Gas 2.62%
Waterbridge Midstream Operating LLC 2024 1st Lien Term Loan B	9.393% (3 mo. USD Term SOFR + 4.75%)		6/27/2029	3,750,000	3,630,806

Oil & Gas Services 1.63%
BANGL LLC Term Loan B	9.825% (3 mo. USD Term SOFR + 4.50%)		2/1/2029	2,244,358	2,249,969

Pipelines 6.56%
EPIC Y-Grade Services LP 2024 Term Loan B	11.068% (3 mo. USD Term SOFR + 5.75%)		6/29/2029	6,400,000	6,390,816
Waterbridge Midstream Operating LLC 2024 Term Loan B	9.603% (3 mo. USD Term SOFR + 4.50%)		5/10/2029	2,686,000	2,684,751
Total					9,075,567

Retail 4.49%
BCPE Grill Parent 2023 Term Loan B	10.002% (3 mo. USD Term SOFR + 4.75%)		9/30/2030	4,409,870	4,252,768
Park River Holdings, Inc. Term Loan	–	(e)	12/28/2027	1,994,829	1,966,253
Total					6,219,021

Software 4.02%
Darktrace PLC 2nd Lien Term Loan (United Kingdom)(a)	–	(e)	7/2/2032	2,300,000	2,251,136
Mitchell International, Inc. 2024 2nd Lien Term Loan	10.095% (1 mo. USD Term SOFR + 5.25%)		6/17/2032	2,786,000	2,743,054
Project Boost Purchaser LLC 2024 2nd Lien Term Loan	10.533% (3 mo. USD Term SOFR + 5.25%)		7/16/2032	563,000	564,875
Total					5,559,065

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SPECIAL SITUATIONS INCOME FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Telecommunications 0.71%
Delta TopCo, Inc. 2024 2nd Lien Term Loan	9.948% (6 mo. USD Term SOFR + 5.25%)	11/29/2030	$976,000	$983,730

Utilities 7.06%
Lightstone Holdco LLC 2022 Extended Term Loan B	11.002% (3 mo. USD Term SOFR + 5.75%)	1/29/2027	5,467,593	5,555,949
Lightstone Holdco LLC 2022 Extended Term Loan C	11.002% (3 mo. USD Term SOFR + 5.75%)	1/29/2027	309,278	314,276
Nautilus Power LLC 2023 Term Loan B	10.846% - 10.85% (3 mo. USD Term SOFR + 5.25%)	11/16/2026	3,900,000	3,903,900
Total				9,774,125
Total Floating Rate Loans (cost $78,483,288)				78,627,038
Total Long-Term Investments (cost $129,795,865)				130,591,445

SHORT-TERM INVESTMENTS 19.26%

REPURCHASE AGREEMENTS 17.82%
Repurchase Agreement dated 9/30/2024, 4.880% due 10/1/2024 with Barclays Bank PLC collateralized by $18,061,300 of U.S. Treasury Note at 3.625% due 9/30/2031; value: $18,061,224; proceeds: $17,702,399 (cost $17,700,000)			17,700,000	17,700,000
Repurchase Agreement dated 9/30/2024, 2.400% due 10/1/2024 with Fixed Income Clearing Corp. collateralized by $2,221,900 of U.S. Treasury Note at 4.875% due 5/31/2026; value: $2,301,983; proceeds: $2,256,879 (cost $2,256,728)			2,256,728	2,256,728
Repurchase Agreement dated 9/30/2024, 4.350% due 10/1/2024 with TD Securities collateralized by $5,229,500 of U.S. Treasury Note at 0.500% due 8/31/2027; value: $4,795,918; proceeds: $4,700,568 (cost $4,700,000)			4,700,000	4,700,000
Total Repurchase Agreements (cost $24,656,728)				24,656,728

TIME DEPOSITS 0.14%
CitiBank N.A.(g) (cost $199,485)			199,485	199,485

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT SPECIAL SITUATIONS INCOME FUND September 30, 2024

Investments	Shares	Fair Value
MONEY MARKET FUNDS 1.30%
Fidelity Government Portfolio(g) (cost $1,795,365)	1,795,365	$1,795,365
Total Short-Term Investments (cost $26,651,578)		26,651,578
Total Investments in Securities 113.62% (cost $156,447,443)		157,243,023
Less Unfunded Loan Commitments (0.72%) (cost $992,138)		(994,443)
Net Investments in Securities 112.90% (cost $155,455,305)		156,248,580
Other Assets and Liabilities – Net(h) (12.90)%		(17,850,731)
Net Assets 100.00%		$138,397,849

PIK	Payment-in-kind.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2024, the total value of Rule 144A securities was $42,223,216, which represents 30.51% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2024.
(e)	Interest Rate to be determined.
(f)	Security partially/fully unfunded.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and swap contracts as follows:

Total Return Swap Contracts at September 30, 2024:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payment(1)	Unrealized Appreciation	Value
Morgan Stanley	IBOXX	12-Month USD SOFR Index	9,676	Long	12/20/2024	$2,000,000	$1	$68,531	$68,532
Morgan Stanley	IBOXX	12-Month USD SOFR Index	4,793	Long	12/20/2024	1,000,000	1	24,600	24,601
Morgan Stanley	IBOXX	12-Month USD SOFR Index	9,412	Long	12/20/2024	2,000,000	(2)	12,074	12,072
Morgan Stanley	IBOXX	12-Month USD SOFR Index	19,057	Long	3/20/2025	4,000,000	1	70,084	70,085
Total						$9,000,000	$1	$175,289	$175,290

SOFR Secured Overnight Financing Rate.

(1)	Upfront payments paid (received) are presented net of amortization.
*	iBoxx Leverage Loan Index.

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SPECIAL SITUATIONS INCOME FUND September 30, 2024

Forward Foreign Currency Exchange Contracts at September 30, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Toronto Dominion Bank	11/20/2024	422,000	$467,518	$470,682	$3,164

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank and Trust	11/20/2024	432,000	$477,576	$481,836	$(4,260)

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$51,964,407	$–	$51,964,407
Floating Rate Loans	–	78,627,038	–	78,627,038
Less Unfunded Loan Commitments	–	(994,443)	–	(994,443)
Short-Term Investments
Repurchase Agreements	–	24,656,728	–	24,656,728
Time Deposits	–	199,485	–	199,485
Money Market Funds	1,795,365	–	–	1,795,365
Total	$1,795,365	$154,453,215	$–	$156,248,580
Other Financial Instruments
Total Return Swap Contracts
Assets	$–	$175,290	$–	$175,290
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	3,164	–	3,164
Liabilities	–	(4,260)	–	(4,260)
Total	$–	$174,194	$–	$174,194

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	7

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Special Situations Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on April 1, 2021. The Fund had a sale to Lord, Abbett and Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on September 8, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Schedule of Investments (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value as of the close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of September 30, 2024 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Notes to Schedule of Investments (unaudited)(concluded)

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2024, the market value of securities loaned and collateral received were as follows:

Market Value of Securities Loaned	Collateral Received
$1,882,200	$1,994,850

QPHR-LA-SSIF-3Q
(11/24)